Gains On Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest income on financial assets designated at fair value through profit or loss [Abstract]
Income from debt and equity instruments	$ 7,607,079	$ 13,198,302	$ 2,993,171
Gain / (Loss) from foreign currency forward transactions	3,061,714	2,169,298	(620,289)
Gains from Put Options	497,000	932,562
Interest rate swaps	73,319	(695,693)	(2,130,274)
Total Gains (Losses) on Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net	$ 11,239,112	$ 15,604,469	$ 242,608